Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Measuring inventories [Abstract]
Schedule of Breakdown of Inventories
The following table provides a breakdown for inventories (net of the provision for slow-moving and obsolete inventories).

(€ thousands)	At June 30, 2026	At December 31, 2025
Raw materials, ancillary materials and consumables	119,287	113,241
Work-in-progress and semi-finished products	54,027	49,898
Finished goods	371,428	343,764
Total inventories	544,742	506,903